Trade and other receivables (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Beginning of the year		$ 2,653	$ 1,791
Adjustments previous periods (IFRS 9)			194
Additions	[1]	1,028	780
Recovery		(109)	(61)
Currency translation adjustment		1,064	635
Deconsolidation		(20)
Receivables written off during the period/year as uncollectable		(717)	(464)
Transfer to assets held for sale		(20)
Incorporation by business combination		18
Inflation adjustment		(162)	(222)
End of the year		$ 3,735	$ 2,653

[1]	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note 24).